                                              Rule 497(d)
                                              Reg. No. 33-66104



                  National Municipal Trust Multistate Series 63 (NY & CA)


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trusts.